INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Beginning balance	€ 38,133
Ending balance	35,859	€ 38,133
Selling, general and administrative expenses
INTANGIBLE ASSETS
Amortization	15,714	12,147
Cost
INTANGIBLE ASSETS
Beginning balance	66,896	58,562
Additions	12,109	9,391
Effect of movement in exchange rates	2,059	(1,057)
Ending balance	81,064	66,896
Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(28,763)	(16,857)
Additions	(15,714)	(12,147)
Effect of movement in exchange rates	(728)	241
Ending balance	(45,205)	(28,763)
Intellectual Property
INTANGIBLE ASSETS
Beginning balance	9,651
Ending balance	7,889	9,651
Intellectual Property | Cost
INTANGIBLE ASSETS
Beginning balance	18,096	17,722
Additions	648	649
Effect of movement in exchange rates	531	(275)
Ending balance	19,275	18,096
Intellectual Property | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(8,445)	(6,111)
Additions	(2,755)	(2,484)
Effect of movement in exchange rates	(186)	150
Ending balance	(11,386)	(8,445)
Deferred development costs
INTANGIBLE ASSETS
Beginning balance	10,325
Ending balance	12,933	10,325
Deferred development costs | Cost
INTANGIBLE ASSETS
Beginning balance	21,595	12,881
Additions	11,461	8,742
Effect of movement in exchange rates	151	(28)
Ending balance	33,207	21,595
Deferred development costs | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(11,270)	(5,568)
Additions	(8,962)	(5,667)
Effect of movement in exchange rates	(42)	(35)
Ending balance	(20,274)	(11,270)
Customer Relationships
INTANGIBLE ASSETS
Beginning balance	17,306
Ending balance	14,934	17,306
Customer Relationships | Cost
INTANGIBLE ASSETS
Beginning balance	24,758	25,473
Effect of movement in exchange rates	1,325	(715)
Ending balance	26,083	24,758
Customer Relationships | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(7,452)	(4,350)
Additions	(3,246)	(3,238)
Effect of movement in exchange rates	(451)	136
Ending balance	(11,149)	(7,452)
Brands
INTANGIBLE ASSETS
Beginning balance	718
Ending balance	66	718
Brands | Cost
INTANGIBLE ASSETS
Beginning balance	2,148	2,177
Effect of movement in exchange rates	53	(29)
Ending balance	2,201	2,148
Brands | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(1,430)	(779)
Additions	(663)	(663)
Effect of movement in exchange rates	(42)	12
Ending balance	(2,135)	(1,430)
Other
INTANGIBLE ASSETS
Beginning balance	133
Ending balance	37	133
Other | Cost
INTANGIBLE ASSETS
Beginning balance	299	309
Effect of movement in exchange rates	(1)	(10)
Ending balance	298	299
Other | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(166)	(49)
Additions	(88)	(95)
Effect of movement in exchange rates	(7)	(22)
Ending balance	€ (261)	€ (166)